UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ABERDEEN SINGAPORE FUND

Ticker Symbol:SGF	Cusip Number:003244100
Record Date: 3/30/2015	Meeting Date: 6/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

ANCHOR BANCORP

Ticker Symbol:ANCB	Cusip Number:032838104
Record Date: 9/2/2014	Meeting Date: 10/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

BABSON CAPITAL

Ticker Symbol:MPV	Cusip Number:05616B100
Record Date: 2/18/2015	Meeting Date: 4/17/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

CADUS CORP

Ticker Symbol:KDUS	Cusip Number:127639102
Record Date: 12/19/2014	Meeting Date: 1/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	executive compensation	For	Issuer	For	With

CAPITAL SOUTHWEST

Ticker Symbol:CSWC	Cusip Number:140502107
Record Date: 5/30/2015	Meeting Date: 7/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

CARBO CERAMICS

Ticker Symbol:CRR	Cusip Number:140781105
Record Date: 3/23/2015	Meeting Date: 5/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

CENTRAL EUROPE, RUSSIA & TURKEY FUND

Ticker Symbol:CEE	Cusip Number:153436100
Record Date: 5/12/2015	Meeting Date: 6/26/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

COSTAR TECH

Ticker Symbol:CSTI	Cusip Number:22161J206
Record Date: 11/14/2014	Meeting Date: 12/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	auditor approval	For	Issuer	For	With
3	omnibus performance award plan	Against	Issuer	For	Against

CSS INDUSTRIES

Ticker Symbol:CSS	Cusip Number:125906107
Record Date: 6/2/2014	Meeting Date: 7/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

DAWSON GEOPHYSICAL

Ticker Symbol:DWSN	Cusip Number:239360100
Record Date: 4/28/2015	Meeting Date: 6/2/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

ELECTRO SENSORS

Ticker Symbol:ELSE	Cusip Number:285233102
Record Date: 2/23/2015	Meeting Date: 4/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	set directors @ 5	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

EMC INSURANCE

Ticker Symbol:EMCI	Cusip Number:268664109
Record Date: 3/16/2015	Meeting Date: 5/13/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FAC	Cusip Number:318457108
Record Date: 3/25/2015	Meeting Date: 5/12/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

FLEXSTEEL IND.

Ticker Symbol:FLXS	Cusip Number:339382103
Record Date: 10/10/2014	Meeting Date: 12/8/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

GETTY REALTY

Ticker Symbol:GTY	Cusip Number:374297109
Record Date: 3/16/2015	Meeting Date: 5/12/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

GULFMARK OFFSHORE

Ticker Symbol:GLF	Cusip Number:402629208
Record Date: 4/10/2015	Meeting Date: 6/5/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

HALLMARK FINANCIAL

Ticker Symbol:HALL	Cusip Number:40624Q203
Record Date: 4/2/2015	Meeting Date: 5/29/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	long term incentive plan	For	Issuer	For	With

HOOKER FURNITURE

Ticker Symbol:HOFT	Cusip Number:439038100
Record Date: 4/13/2015	Meeting Date: 6/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	amend stock incentive plan	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With
4	executive compensation	For	Issuer	For	With

INDEPENDENCE HOLDING

Ticker Symbol:IHC	Cusip Number:453440307
Record Date: 3/18/2015	Meeting Date: 5/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

JAPAN SMALL CAP

Ticker Symbol:JOF	Cusip Number:47109U104
Record Date: 9/19/2014	Meeting Date: 11/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against

NATIONAL SECURITY

Ticker Symbol:NSEC	Cusip Number:637546102
Record Date: 3/23/2015	Meeting Date: 5/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

OLD REPUBLIC

Ticker Symbol:ORI	Cusip Number:680223104
Record Date: 3/30/2015	Meeting Date: 5/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	incentive comp plan	For	Issuer	For	With

PETROLEUM RESOURCES

Ticker Symbol:PEO	Cusip Number:716549100
Record Date: 1/30/2015	Meeting Date: 4/30/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

PREFERRED BANK

Ticker Symbol:PFBC	Cusip Number:740036404
Record Date: 4/13/2015	Meeting Date: 5/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

REGIONAL MANAGEMENT

Ticker Symbol:RM	Cusip Number:75902K106
Record Date: 3/9/2015	Meeting Date: 4/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	approve long term incentive plan	Against	Issuer	For	Against
4	approve annual incentive plan	Against	Issuer	For	Against

RUBY TUESDAY

Ticker Symbol:RT	Cusip Number:781182100
Record Date: 8/11/2014	Meeting Date: 10/8/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Split	Issuer	For	With/Against
2	executive compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

SEACOR HOLDING

Ticker Symbol:CKH	Cusip Number:811904101
Record Date: 4/6/2015	Meeting Date: 6/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

SPECIAL DIVERSIFIED OPPORTUNITY FUND

Ticker Symbol:SDOI	Cusip Number:8474Q101
Record Date: 5/1/2015	Meeting Date: 6/23/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

SWK HOLDINGS

Ticker Symbol:SWKH	Cusip Number:78501P104
Record Date: 4/12/2015	Meeting Date: 5/20/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	compensation review 1 yr	For	Issuer	For	With
5	declassify board	For	Issuer	For	With
6	reverse stock split	For	Issuer	For	With

UNIT CORP.

Ticker Symbol:UNT	Cusip Number:909218109
Record Date: 3/9/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	amend incentive comp plan	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

WILSHIRE BANCORP

Ticker Symbol:WIBC	Cusip Number:97186T108
Record Date: 3/30/2015	Meeting Date: 5/27/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 14, 2015

*Print the name and title of each signing officer under his or her signature.